CONDENSED CONSOLIDATED STATEMENT OF CHANGES IN STOCKHOLDERS' EQUITY (Parenthetical) - Flying Eagle Acquisition Corp [Member]	3 Months Ended
Mar. 31, 2020 $ / shares shares
Number of warrants to purchase shares issued | shares	10,033,333
Price per warrant	$ 1.50
Class B common stock
Price per share	0.002
Class A common stock
Price per share	$ 10.00